GUIDESTONE FUNDS
Supplement dated June 22, 2026
to
Prospectus and Summary Prospectus each dated May 1, 2026,
for the Medium-Duration Bond Fund and Global Bond Fund
This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
1.  PORTFOLIO MANAGER UPDATES FOR THE MEDIUM-DURATION BOND FUND AND
GLOBAL BOND FUND
Effective June 30, 2026, Scott A. Darci, Portfolio Manager, CFA, and Bryan C. Hazelton, Portfolio Manager, CFA, of Loomis, Sayles & Company, L.P. (Loomis Sayles) will begin serving as portfolio managers to the firm’s assigned portion of each of the Medium-Duration Bond Fund (MDBF) and Global Bond Fund (GBF).
In the section “Sub-Advisers and Portfolio Managers" for the MDBF and GBF, on pages 90 and 96, respectively, the disclosures for Loomis Sayles are deleted in their entirety and replaced with the following:

Loomis, Sayles & Company, L.P.
Scott A. Darci, CFA Portfolio Manager	Since June 2026
Matthew J. Eagan, CFA Portfolio Manager	Since June 2008
Bryan C. Hazelton, CFA Portfolio Manager	Since June 2026
Brian P. Kennedy Portfolio Manager	Since May 2016
Under the heading “Sub-Advisers” for the MDBF, on page 216, the disclosure for Loomis Sayles is deleted in its entirety and replaced with the following:
Loomis, Sayles & Company, L.P., (Loomis Sayles), One Financial Center, Boston, Massachusetts 02111: Established in 1926, Loomis Sayles managed approximately $417.9 billion in fixed income and equity assets for institutional, high net worth and mutual fund clients as of March 31, 2026. Scott A. Darci, CFA, Matthew J. Eagan, CFA, Bryan C. Hazelton, CFA, and Brian P. Kennedy have primary responsibility for the day-to-day management of Loomis Sayles’ assigned portion of the Medium-Duration Bond Fund. Mr. Darci, Portfolio Manager, has been with Loomis Sayles since 2008 and has over 20 years of investment industry experience. Mr. Eagan, Portfolio Manager, has been with Loomis Sayles since 1997 and has over 35 years of investment industry experience. Mr. Hazelton, Portfolio Manager, has been with Loomis Sayles since 2011 and has over 19 years of investment industry experience. Mr. Kennedy, Portfolio Manager, has been with Loomis Sayles since 1994 and has over 35 years of investment industry experience.
Under the heading “Sub-Advisers” for the GBF, on page 217, the disclosure for Loomis Sayles is deleted in its entirety and replaced with the following:
Loomis, Sayles & Company, L.P., (Loomis Sayles), One Financial Center, Boston, Massachusetts 02111: Established in 1926, Loomis Sayles managed approximately $417.9 billion in fixed income and equity assets for institutional, high net worth and mutual fund clients as of March 31, 2026. Scott A. Darci, CFA, Matthew J. Eagan, CFA, Bryan C. Hazelton, CFA, and Brian P. Kennedy have primary responsibility for the day-to-day management of Loomis Sayles’ assigned portion of the Global Bond Fund. Mr. Darci, Portfolio Manager, has been with Loomis Sayles since 2008 and has over 20 years of investment industry experience. Mr. Eagan, Portfolio Manager, has been with Loomis Sayles
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since 1997 and has over 35 years of investment industry experience. Mr. Hazelton, Portfolio Manager, has been with Loomis Sayles since 2011 and has over 19 years of investment industry experience. Mr. Kennedy, Portfolio Manager, has been with Loomis Sayles since 1994 and has over 35 years of investment industry experience.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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GUIDESTONE FUNDS
Supplement dated June 22, 2026
to
Statement of Additional Information (SAI) dated May 1, 2026
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  CHANGES TO OTHER ACCOUNTS MANAGED
Effective June 30, 2026, Scott A. Darci, Portfolio Manager, CFA, and Bryan C. Hazelton, Portfolio Manager, CFA, of Loomis, Sayles & Company, L.P. (Loomis Sayles) will begin serving as portfolio managers to the firm’s assigned portion of each of the Medium-Duration Bond Fund and Global Bond Fund.
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The Other Accounts Managed table, beginning on page 80, is amended as follows to incorporate portfolio manager updates for Loomis Sayles. The information is current as of December 31, 2025, unless indicated otherwise.

Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Loomis, Sayles & Company, L.P.
Scott A. Darci, CFA*	N/A	N/A	4	$475,084	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Matthew J. Eagan, CFA	19	$39,016	35	$13,606	100	31,811	N/A	N/A	N/A	N/A	3	$346
Aziz V. Hamzaogullari	18	$32,586	21	$21,263	157	$42,936	N/A	N/A	3	$555	1	$375
Bryan C. Hazelton, CFA*	N/A	N/A	N/A	N/A	16	$3,696	N/A	N/A	N/A	N/A	N/A	N/A
Brian P. Kennedy	15	$37,921	17	$12,707	104	$31,797	N/A	N/A	N/A	N/A	3	$346
*As of March 31, 2026.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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